Unrealized Losses on Available-for-Sale Securities and Related Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	$ 23,276,019	$ 4,481,995
Unrealized losses, 12 months or less	1,432,201	227,060
Fair value, greater than 12 months	1,741,183	1,444,158
Unrealized losses, greater than 12 months	681,299	87,319
Fair value, total	25,017,202	5,926,153
Unrealized losses, total	2,113,500	314,379
U.S. Government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	600,970	23,411
Unrealized losses, 12 months or less	5,395	51
Fair value, greater than 12 months	4,959	23,481
Unrealized losses, greater than 12 months	12	211
Fair value, total	605,929	46,892
Unrealized losses, total	5,407	262
US Government Agency
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	4,536	3,342
Unrealized losses, 12 months or less	51	24
Fair value, greater than 12 months	0	0
Unrealized losses, greater than 12 months	0	0
Fair value, total	4,536	3,342
Unrealized losses, total	51	24
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	1,873,125	51,483
Unrealized losses, 12 months or less	48,306	599
Fair value, greater than 12 months	28,015	146,339
Unrealized losses, greater than 12 months	1,122	1,494
Fair value, total	1,901,140	197,822
Unrealized losses, total	49,428	2,093
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	42,338	66,859
Unrealized losses, 12 months or less	1,787	10,463
Fair value, greater than 12 months	32,219	0
Unrealized losses, greater than 12 months	5,329	0
Fair value, total	74,557	66,859
Unrealized losses, total	7,116	10,463
Public utilities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	1,319,479	129,018
Unrealized losses, 12 months or less	50,552	3,589
Fair value, greater than 12 months	20,454	35,919
Unrealized losses, greater than 12 months	5,824	2,025
Fair value, total	1,339,933	164,937
Unrealized losses, total	56,376	5,614
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	16,369,002	4,101,602
Unrealized losses, 12 months or less	1,265,080	211,776
Fair value, greater than 12 months	1,639,373	1,198,903
Unrealized losses, greater than 12 months	668,249	83,065
Fair value, total	18,008,375	5,300,505
Unrealized losses, total	1,933,329	294,841
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	3,066,569	102,104
Unrealized losses, 12 months or less	61,030	491
Fair value, greater than 12 months	15,433	19,724
Unrealized losses, greater than 12 months	616	438
Fair value, total	3,082,002	121,828
Unrealized losses, total	61,646	929
Collateralized debt obligations
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	0	4,176
Unrealized losses, 12 months or less	0	67
Fair value, greater than 12 months	730	19,792
Unrealized losses, greater than 12 months	147	86
Fair value, total	730	23,968
Unrealized losses, total	$ 147	$ 153